Related party transactions and balances	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

Note 10 — Related party transactions and balances

Amounts due to Parent are those nontrade payables arising from transactions between the Company and the Parent, such as advances made by the Parent on behalf of the Company, and allocated shared expenses paid by the Parent. Those balances are unsecured and non-interest bearing and are payable on demand.

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Amount due from Parent	-	207,114,202	29,061,318
Amount due to Parent	17,379,014	-	-
Amount due to a related party-Joyous JD	1,086,011	1,092,774	153,333

During the year ended December 31,2023 and the six months ended June 30, 2024 the Company obtained approximately RMB 233,750,413 and RMB 146,114,274 (USD 20,502,087) from Parent and repaid RMB 184,185,614 and RMB 353,228,476 (USD 49,563,405) to Parent.

Joyous JD is a non-controlling shareholder of MicroAlgo. This amount represents advance to Venus Acquisition Corp prior to the merger. The amount was non-interest bearing and due on demand.

The disposal of YY Online is a related party transaction between Weidong and a related individual, which is a staff of a subsidiary of MicroAlgo. The disposal resulted in a gain from disposal of approximately RMB 1,416,187 (USD 198,713).